Long-Term Debt - Schedule of Long - Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Total borrowings	$ 1,085,576	$ 781,939
Total sale and leaseback agreements	178,335	0
Less: Current portion of long-term debt	(190,316)	(76,681)
Less: Current portion of Sale and Leaseback Agreements (o,p,q)	(36,675)	0
Less: Deferred financing costs (s)	(16,714)	(11,203)	$ (14,095)
Non-current portion of Long-Term Debt	880,134	692,775
Sale and Leaseback Agreement CMBFL - $120,000 (o) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	115,238	0
Sale and Leaseback Agreement CMBFL - $54,000 (p) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	49,950	0
Sale and Leaseback Agreement - Neptune $14,735 (q) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	13,147	0
Line of Credit [Member]
Line of Credit Facility [Line Items]
Total borrowings	907,241	781,939
Long-term Debt [Member]
Line of Credit Facility [Line Items]
Less: Current portion of long-term debt	(153,641)	(50,441)
2022 Notes (n) [Member]
Line of Credit Facility [Line Items]
Notes	0	233,436
2022 Notes	233,436	322,723
Less redemptions and repurchases	(233,436)	(89,287)
Less: Current portion of 2022 Notes (n)	0	(26,240)
Plus/(Less): Original issue premium/(discount)	0	(1,133)
2024 Notes (h) [Member]
Line of Credit Facility [Line Items]
Plus/(Less): Original issue premium/(discount)	1,588	(147)
Sinopac Credit Facility (a) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	11,580	0
HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (b) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	132,000	0
Deutsche Credit Facility (c) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	49,345	0
HCOB Credit Facility (d) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	56,844	0
CACIB, Bank Sinopac, CTBC Credit Facility (e) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	49,150	0
New Hayfin Credit Facility (f) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	204,129	0
Chailease Credit Facility (g) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	5,568	7,596
2024 Notes (h) [Member]
Line of Credit Facility [Line Items]
Notes	117,520	59,819
Syndicated Senior Secured Credit Facility (CACIB, ABN, First-Citizens & Trust Company, Siemens, CTBC, Bank Sinopac, Palatine) (i) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	213,200	238,000
Blue Ocean Junior Credit Facility (i, j) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	26,205	38,500
Hellenic Bank Credit Facility (k) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	41,700	49,700
Deutsche, First-Citizens & Trust Company, HCOB, Entrust, Blue Ocean Credit Facility (l) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	0	149,055
Hayfin Credit Facility (m) [Member]
Line of Credit Facility [Line Items]
Outstanding amount	$ 0	$ 5,833